BASIS OF PRESENTATION (Details Narrative)	Jan. 22, 2019	Jan. 18, 2019 $ / shares shares	Dec. 31, 2018 $ / shares	Sep. 30, 2018 $ / shares shares	Sep. 30, 2017 $ / shares shares
Common stock, issued | shares				56,466,428	56,196,428
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Subsequent Event [Member]
Common stock, issued | shares		56,466,428
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001
Reverse stock split ratio	0.05